CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 354,737	$ 196,000
Prepaid expenses	166,984
Deferred offering costs		99,600
Total Current Assets	521,721	295,600
Investments held in Trust Account	115,658,994
Total Assets	116,180,715	295,600
Current Liabilities
Accrued expenses	54,568	21,789
Franchise tax accrual	61,796	10,580
Income taxes payable	127,633
Promissory note – related party		250,000
Total Current Liabilities	243,997	282,369
Deferred underwriting fee payable	4,025,000
Total Liabilities	4,268,997	282,369
Common stock subject to possible redemption, 11,500,000 shares at conversion value of $10.06 per share as of September 30, 2022	115,658,994
Stockholders’ Equity (Deficit)
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,218,499 and 2,874,999 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively (excluding 11,500,000 and 0 shares subject to possible redemption, respectively)	321	287	[1],[2]
Additional paid-in capital		24,713
Accumulated deficit	(3,747,597)	(11,769)
Total Stockholders’ Equity	(3,747,276)	13,231
Total Liabilities and Stockholders’ Equity	$ 116,180,715	$ 295,600

[1]	Includes up to 375,000 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).